SHARE-BASED COMPENSATION - Summary of Restricted Shares Activity (Detail) - Restricted shares [Member] - $ / shares		12 Months Ended
	May 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested Beginning Balance		5,239,074
Number of Restricted Shares, Granted		3,681,477
Number of Restricted Shares, Vested		(1,438,533)
Number of Restricted Shares, Forfeited		(376,842)
Number of Restricted Shares, Unvested Ending Balance		7,105,176	5,239,074
Weighted-Average Grant Date Fair Value, Beginning Balance		$ 7.30
Weighted-Average Grant Date Fair Value, Granted		8.14	$ 9.50	$ 6.30
Weighted-Average Grant Date Fair Value, Vested		6.13
Weighted-Average Grant Date Fair Value, Forfeited		7.82
Weighted-Average Grant Date Fair Value, Ending Balance		$ 7.94	$ 7.30
MRP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Granted		0
Number of Restricted Shares, Vested			(20,506,393)	(2,826,644)
Number of Restricted Shares, Modified to cash-settled	(29,068,424)
Weighted-Average Grant Date Fair Value, Granted		$ 0	$ 0.14	$ 0.16
MRP Share Incentive Plan [Member] | Equity Settled [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested Beginning Balance		29,444,660
Number of Restricted Shares, Forfeited		(376,236)
Number of Restricted Shares, Modified to cash-settled		(29,068,424)
Number of Restricted Shares, Unvested Ending Balance		0	29,444,660
Weighted-Average Grant Date Fair Value, Beginning Balance		$ 0.11
Weighted-Average Grant Date Fair Value, Modified to cash-settled		0.11
Weighted-Average Grant Date Fair Value, Forfeited		0.11
Weighted-Average Grant Date Fair Value, Ending Balance		$ 0	$ 0.11
MRP Share Incentive Plan [Member] | Cash Settled [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested Beginning Balance		0
Number of Restricted Shares, Vested		(20,816,777)
Number of Restricted Shares, Forfeited		(15,961)
Number of Restricted Shares, Modified from equity-settled		29,068,424
Number of Restricted Shares, Unvested Ending Balance		8,235,686	0
Weighted-Average Grant Date Fair Value, Beginning Balance		$ 0
Weighted-Average Grant Date Fair Value, Modified from equity-settled		0.11
Weighted-Average Grant Date Fair Value, Vested		0.10
Weighted-Average Grant Date Fair Value, Forfeited		0.09
Weighted-Average Grant Date Fair Value, Ending Balance		$ 0.16	$ 0
Melco International Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested Beginning Balance		0
Number of Restricted Shares, Granted		4,879,000
Number of Restricted Shares, Vested		0
Number of Restricted Shares, Unvested Ending Balance		4,879,000	0
Weighted-Average Grant Date Fair Value, Beginning Balance		$ 0
Weighted-Average Grant Date Fair Value, Granted		2.43
Weighted-Average Grant Date Fair Value, Ending Balance		$ 2.43	$ 0